Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES
11.	ACCRUED EXPENSES

Accrued expenses consist of the following (all amounts in thousands):

	2012	2011
Payroll-related (1)	$1,817	$1,192
Interest	143	187
Professional fees	178	328
Related party payable – CTS acquisition (2)	0	36
Related party payable – Selway Capital, LLC (3)	32	0
Other	413	436
	$2,583	$2,179

(1)	Accrued payroll-related costs as of December 31, 2012 include $296,000 of accrued severance costs. See Note 12 for descriptions of the related severance agreements.

(2)	In conjunction with the acquisition of CTS, we agreed to assume CTS’ monthly lease and utility payments for building space that CTS leased from the seller. This building space is not utilized by us. We are required to pay these costs until the building is sold, but no later than December 2014. At the CTS acquisition date, we estimated these monthly payments to be approximately $3,000 per month and we estimate the building will be sold in December 2012, therefore we estimated the liability as of December 31, 2011 to be $36,000. That liability has been paid in full at December 31, 2012.

(3)	See Note 20 for a description of the agreement with Selway Capital, LLC.